Stock Option and Incentive Plan (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Summary of option activity
Number of Options, Outstanding, Beginning Balance	20,446
Number of Options, Granted	3,672
Number of Option, Exercised	(3,585)
Number of Options, Forfeited	(2,879)
Number of Options, Outstanding, Ending Balance	17,654
Number of Options, Exercisable	9,510
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 28.64
Weighted Average Exercise Price, Granted	$ 29.08
Weighted Average Exercise Price, Exercised	$ 24.17
Weighted Average Exercise Price, Forfeited	$ 30.91
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 29.27
Weighted Average Exercise Price, Outstanding, Exercisable	$ 30.44
Summary of Restricted Stock Units activity
Number of Restricted Stock, Beginning Balance	1,734
Number of Restricted Stock, Granted	637
Number of Restricted Stock, Vested	(526)
Number of Restricted Stock, Forfeited	(172)
Number of Restricted Stock, Ending Balance	1,673
Restricted stock, Weighted Average Grant Date Fair Value, Beginning Balance	$ 27.80
Restricted stock, Weighted Average Grant Date Fair Value, Granted	$ 28.96
Restricted stock, Weighted Average Grant Date Fair Value, Vested	$ 27.74
Restricted stock, Weighted Average Grant Date Fair Value, Forfeited	$ 26.77
Restricted stock, Weighted Average Grant Date Fair Value, Ending Balance	$ 28.36